John Hancock
International Growth Fund
Quarterly portfolio holdings 12/31/2021

Fund’s investments
As of 12-31-21 (unaudited)
	Shares	Value
Common stocks 99.4%		$13,496,952,539
(Cost $10,028,576,228)
Australia 2.3%		320,152,226
Goodman Group	16,608,190	320,152,226
Austria 1.5%		202,228,168
Erste Group Bank AG	4,313,709	202,228,168
Canada 1.7%		226,845,659
Brookfield Asset Management, Inc., Class A	3,756,361	226,845,659
China 15.7%		2,126,047,446
ANTA Sports Products, Ltd.	12,996,159	195,180,659
China Resources Mixc Lifestyle Services, Ltd. (A)	15,215,600	70,999,815
East Money Information Company, Ltd., Class A	23,636,240	137,790,891
ENN Energy Holdings, Ltd.	9,919,399	186,997,709
Li Ning Company, Ltd.	20,177,196	221,344,711
Meituan, Class B (A)(B)	9,684,900	280,063,012
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	3,410,690	203,833,189
Shenzhou International Group Holdings, Ltd.	8,145,500	157,726,871
Tencent Holdings, Ltd.	9,479,669	553,149,305
Zhongsheng Group Holdings, Ltd.	15,245,000	118,961,284
Denmark 5.0%		674,827,296
DSV A/S	916,148	213,488,414
Novo Nordisk A/S, B Shares	4,107,147	461,338,882
France 8.5%		1,160,092,577
Airbus SE (B)	2,009,047	257,044,854
Bureau Veritas SA	6,232,059	206,897,628
Capgemini SE	926,722	227,121,360
Safran SA	1,810,043	221,591,151
Schneider Electric SE	1,258,614	247,437,584
Germany 2.9%		388,697,991
Brenntag SE	2,277,096	205,630,252
Siemens AG	1,056,957	183,067,739
Hong Kong 2.1%		284,349,122
Hong Kong Exchanges & Clearing, Ltd.	4,862,000	284,349,122
India 4.5%		611,469,252
Bharti Airtel, Ltd. (B)	20,932,996	192,323,046
Bharti Airtel, Ltd., Partly Paid Up Shares (B)	1,078,696	5,093,415
Housing Development Finance Corp., Ltd.	4,255,861	147,280,296
Infosys, Ltd.	10,504,438	266,772,495
Ireland 5.2%		712,335,993
Accenture PLC, Class A	668,021	276,928,106
AerCap Holdings NV (B)	2,210,379	144,602,994
ICON PLC (B)	938,989	290,804,893
Italy 1.3%		173,299,028
Moncler SpA	2,397,998	173,299,028
Japan 9.8%		1,329,188,973
Astellas Pharma, Inc.	8,097,100	131,784,599
Food & Life Companies, Ltd.	5,376,800	203,020,956
Hoya Corp.	2,142,700	317,959,150
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Recruit Holdings Company, Ltd.	4,428,800	$269,517,826
Sony Group Corp.	3,222,300	406,906,442
Netherlands 4.1%		561,401,309
ASML Holding NV	237,813	190,492,886
NXP Semiconductors NV	726,740	165,536,837
Wolters Kluwer NV	1,744,861	205,371,586
Spain 2.0%		271,600,767
Cellnex Telecom SA (A)(B)	4,688,630	271,600,767
Sweden 3.1%		423,843,875
Sandvik AB	8,597,387	239,639,695
Volvo AB, B Shares	7,965,067	184,204,180
Switzerland 11.0%		1,490,655,470
Julius Baer Group, Ltd.	2,893,527	193,496,839
Nestle SA	4,017,561	560,921,088
Partners Group Holding AG	177,574	293,140,833
Roche Holding AG	1,068,060	443,096,710
Taiwan 7.2%		971,965,815
MediaTek, Inc.	4,343,364	186,371,700
Taiwan Semiconductor Manufacturing Company, Ltd.	35,513,501	785,594,115
United Kingdom 10.0%		1,357,130,372
Allfunds Group PLC (B)	6,339,593	124,898,803
Anglo American PLC	3,855,081	158,567,704
AstraZeneca PLC	2,704,582	315,811,678
B&M European Value Retail SA	23,036,766	198,428,690
GlaxoSmithKline PLC	6,697,549	145,823,729
IHS Markit, Ltd.	1,879,646	249,842,546
Intermediate Capital Group PLC	5,498,779	163,757,222
United States 1.5%		210,821,200
Aon PLC, Class A	701,428	210,821,200

	Par value^	Value
Short-term investments 0.6%		$76,600,000
(Cost $76,600,000)
Repurchase agreement 0.6%		76,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-21 at 0.050% to be repurchased at $43,100,180 on 1-3-22, collateralized by $50,612,000 Federal National Mortgage Association, 0.000% due 3-23-28 to 11-15-30 (valued at $43,962,726)	43,100,000	43,100,000
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-21 at 0.045% to be repurchased at $33,500,126 on 1-3-22, collateralized by $11,238,812 Federal Home Loan Mortgage Corp., 3.500% - 5.342% due 11-1-30 to 7-1-48 (valued at $12,060,294), $3,637,854 Federal National Mortgage Association, 1.488% - 4.500% due 11-1-26 to 9-1-50 (valued at $3,773,290), $1,244,200 U.S. Treasury Bills, 0.000% due 1-27-22 to 12-29-22 (valued at $1,239,526), $11,982,400 U.S. Treasury Bonds, 1.125% - 7.125% due 2-15-23 to 11-15-50 (valued at $15,647,705) and $1,432,100 U.S. Treasury Notes, 0.125% - 2.375% due 3-15-22 to 8-15-23 (valued at $1,449,184)	33,500,000	33,500,000

Total investments (Cost $10,105,176,228) 100.0%	$13,573,552,539
Other assets and liabilities, net 0.0%	4,489,760
Total net assets 100.0%	$13,578,042,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 12-31-21:
Industrials	20.8%
Health care	17.0%
Information technology	15.5%
Financials	14.6%
Consumer discretionary	14.5%
Communication services	7.5%
Consumer staples	4.1%
Real estate	2.8%
Utilities	1.4%
Materials	1.2%
Short-term investments and other	0.6%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$320,152,226	—	$320,152,226	—
Austria	202,228,168	—	202,228,168	—
Canada	226,845,659	$226,845,659	—	—
China	2,126,047,446	—	2,126,047,446	—
Denmark	674,827,296	—	674,827,296	—
France	1,160,092,577	—	1,160,092,577	—
Germany	388,697,991	—	388,697,991	—
Hong Kong	284,349,122	—	284,349,122	—
India	611,469,252	—	611,469,252	—
Ireland	712,335,993	712,335,993	—	—
Italy	173,299,028	—	173,299,028	—
Japan	1,329,188,973	—	1,329,188,973	—
Netherlands	561,401,309	165,536,837	395,864,472	—
Spain	271,600,767	—	271,600,767	—
Sweden	423,843,875	—	423,843,875	—
Switzerland	1,490,655,470	—	1,490,655,470	—
Taiwan	971,965,815	—	971,965,815	—
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	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United Kingdom	$1,357,130,372	$249,842,546	$1,107,287,826	—
United States	210,821,200	210,821,200	—	—
Short-term investments	76,600,000	—	76,600,000	—
Total investments in securities	$13,573,552,539	$1,565,382,235	$12,008,170,304	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$190,573,255	$1,027,253,258	$(1,217,822,629)	$(4,560)	$676	$1,243,767	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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